INVENTORY (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Inventory Abstract
Disclosure of inventory

	December 31, 2022	December 31, 2021
	$	$
Finished goods	8,098	6,472
Work in progress – vehicles	42	41
Parts for resale	1,928	2,903
Total Inventory	10,068	9,416